Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Non-Current Liabilities [Abstract]
Summary of Other Non-Current Liabilities

Other non-current liabilities consisted of the following:

		As of December 31,
	Note	2024	2025	2025
		RMB	RMB	US$
Unrecognized tax benefit	16	60,608	51,809	7,409
Contingent consideration, non-current portion		1,800	1,800	257
Total		62,408	53,609	7,666